Balance sheet components (Property and equipment) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,216		$ 9,340	$ 6,942
Less: Accumulated depreciation	(7,522)		(6,639)	(5,635)
Property and equipment, net	2,694		2,701	1,307	1,311
Depreciation and amortization expense	842	309	1,004	732	754
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,173		3,712	2,644
Furniture fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	966		1,018	666
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,680		1,493	1,070
Manufacturing tools and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,290		3,027	2,229
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 107		$ 90	$ 333